Long-term Investment (Details)	May 31, 2021 USD ($)	May 31, 2021 CNY (¥)
Long-term Investment (Details) [Line Items]
Equity interest	$ (1,550,000)	¥ 10,000,000
Equirty interest, percentage	25.00%	25.00%
Total investment	64,500,000
Tunlan Hongyi [Member]
Long-term Investment (Details) [Line Items]
Equirty interest, percentage	62.00%	62.00%